Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Market Vectors Treasury-Hedged High Yield Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® US Treasury-Hedged High Yield Bond Index (the “Treasury-Hedged High Yield Bond Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Interest on Securities Sold Short & Cost to Borrow" line item has been restated to reflect current fees. The Fund enters into short positions on futures contracts on U.S. Treasury notes, rather than engaging in short sale transactions directly in the notes, in order to gain exposure to the Short Portfolio (defined below) of the Treasury-Hedged High Yield Bond Index.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Treasury-Hedged High Yield Bond Index was designed to provide exposure to below investment grade corporate bonds, denominated in U.S. dollars, and, through the use of U.S. Treasury notes, to hedge against rising interest rates. The Treasury-Hedged High Yield Bond Index seeks to hedge interest rate sensitivity by holding short positions on U.S. Treasury notes. The “Long Portfolio” of the Treasury-Hedged High Yield Bond Index includes corporate bonds that must have a below investment grade rating (based on ratings from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) and Fitch International Rating Agency (“Fitch”)). The Treasury-Hedged High Yield Bond Index includes bonds, including callable bonds, issued by issuers incorporated in the United States. The “Short Portfolio” of the Treasury-Hedged High Yield Bond Index includes a short position on the cheapest-to-deliver five-year U.S. Treasury note determined monthly as of the most recent Index rebalance date. The Fund gains exposure to short positions on U.S. Treasury notes by entering into short positions on futures contracts. A portion of the Fund’s portfolio will be invested in high-quality money market and short-term securities, including but not limited to, U.S. Government securities, repurchase agreements, cash or cash equivalents. These investments will serve as collateral for the Fund’s investments in futures contracts. The Short Portfolio and Long Portfolio of the Treasury-Hedged High Yield Bond Index are rebalanced on a monthly basis to where the dollar amount of the short exposure is equivalent to the dollar amount of the Long Portfolio’s high yield bond positions. As of June 30, 2014, the Treasury-Hedged High Yield Bond Index included 789 below investment grade bonds of 414 issuers, and approximately 27% of the Treasury-Hedged High Yield Bond Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Treasury-Hedged High Yield Bond Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Treasury-Hedged High Yield Bond Index will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Long Portfolio of the Treasury-Hedged High Yield Bond Index and selling short all of the short positions in Treasury notes in the Short Portfolio of the Treasury-Hedged High Yield Bond Index to the same extent as the Treasury-Hedged High Yield Bond Index, the Fund does not purchase all or otherwise transact in all of the securities in the Treasury-Hedged High Yield Bond Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds represented in the Long Portfolio of the Treasury-Hedged High Yield Bond Index or short futures contracts on Treasury notes that may or may not be represented in the Short Portfolio of the Treasury-Hedged High Yield Bond Index, which the Adviser believes will help the Fund track the Short Portfolio.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Treasury-Hedged High Yield Bond Index concentrates in an industry or group of industries. As of June 30, 2014, the Treasury-Hedged High Yield Bond Index was concentrated in the industrials sector, and the financial services sector represented a significant portion of the Treasury-Hedged High Yield Bond Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Treasury-Hedged High Yield Bond Index concentrates in an industry or group of industries. As of June 30, 2014, the Treasury-Hedged High Yield Bond Index was concentrated in the industrials sector, and the financial services sector represented a significant portion of the Treasury-Hedged High Yield Bond Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” Junk bonds are often issued by issuers that are restructuring, are smaller or less creditworthy, or are more highly indebted than other issuers. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for securities that are junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for the Fund to sell certain securities in connection with a rebalancing of the Treasury-Hedged High Yield Bond Index. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value (“NAV”).

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations. Bonds are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

Interest Rate Risk. Bonds are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates. In addition, bonds with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than bonds with shorter durations.

Risk of Investing in Futures. The Fund enters into short positions on futures contracts on U.S. Treasury notes to gain exposure to the Short Portfolio. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile, using futures can lower total return, can create investment leverage, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contacts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

Short Sales Risk. Short sales are transactions in which the Fund sells a security or instrument that it does not own. The Fund may incur a loss as a result of a short sale if the price of the security or instrument increases between the date of the short sale and the date on which the Fund replaces the security or instrument sold short. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Hedging Risk. The Treasury-Hedged High Yield Bond Index is designed to hedge against the price sensitivity of the below investment grade corporate bonds included in the Treasury-Hedged High Yield Bond Index to increases in interest rates. The Fund’s Short Portfolio does not reduce credit risk. The Fund’s Short Portfolio will not eliminate interest rate risk, and the value of the Fund’s shares may decline if interest rates increase. The Fund’s Short Portfolio will also result in foregone losses if interest rates decline. A risk of hedging is the imperfect correlation between price movement of securities or instruments sold short and the price movement of the Fund’s investments. In addition, there may be significant differences between the below-investment grade corporate bond market and Treasury securities or futures markets that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for securities or instruments, including technical influences and differences between the bonds being hedged and the securities or instruments available for trading.

Restricted Securities Risk. Rule 144A securities are restricted securities. Restricted securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Market Risk. The prices of the securities or instruments in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Risk of Investing in the Industrials Sector. To the extent that the Treasury-Hedged High Yield Bond Index continues to be concentrated in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in the Financial Services Sector. To the extent that the financial services sector continues to represent a significant portion of the Treasury-Hedged High Yield Bond Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates and by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding (or gaining exposure to short) a smaller number of securities or investments than are in (or sold short by) the Treasury-Hedged High Yield Bond Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Long Portfolio of the Treasury-Hedged High Yield Bond Index, or a greater increase in NAV than would be the case if the Fund gained exposure to all of the short positions in Treasury notes in the Short Portfolio of the Treasury-Hedged High Yield Bond Index. Conversely, a positive development relating to an issuer of securities in the Long Portfolio of the Treasury-Hedged High Yield Bond Index that is not held by the Fund could cause the Fund to underperform the Treasury-Hedged High Yield Bond Index, or outperform the Treasury-Hedged High Yield Bond Index in the case of a short position in the Short Portfolio of the Treasury-Hedged High Yield Bond Index that is not held by the Fund. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Treasury-Hedged High Yield Bond Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Treasury-Hedged High Yield Bond Index and incurs costs associated with buying and selling securities or other instruments, especially when rebalancing the Fund’s holdings to reflect changes in the composition of the Treasury-Hedged High Yield Bond Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions or pay expenses. The Fund may also hold cash or cash equivalents to serve as collateral for the Fund’s investments in futures contracts. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Treasury-Hedged High Yield Bond Index as would be the case if the Fund purchased all of the securities in the Long Portfolio of the Treasury-Hedged High Yield Bond Index in the proportions in which they are represented in the Treasury-Hedged High Yield Bond Index or gained exposure to all of the short positions in Treasury notes in the Short Portfolio of the Treasury-Hedged High Yield Bond Index to the same extent as the Treasury-Hedged High Yield Bond Index. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Treasury-Hedged High Yield Bond Index is based on securities’ closing prices (i.e., the value of the Treasury-Hedged High Yield Bond Index is not based on fair value prices), the Fund’s ability to track the Treasury-Hedged High Yield Bond Index may be adversely affected. In addition, the Fund bears the costs and risks associated with buying, selling and entering into short positions on futures contracts on Treasury notes while such costs and risks are not factored into the return of the Treasury-Hedged High Yield Bond Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any bond fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Treasury-Hedged High Yield Bond Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions partially for cash. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Treasury-Hedged High Yield Bond Index concentrates in a particular sector or sectors or industry or group of industries. Based on the composition of the Treasury-Hedged High Yield Bond Index as of June 30, 2014, the Fund’s assets were concentrated in the industrials sector; therefore, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on March 21, 2013 and therefore does not have a performance history for a full calendar year. The Fund’s financial performance for the Fund’s first fiscal period is included in the “Financial Highlights” section of the Prospectus. Visit www.marketvectorsetfs.com for current performance figures.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on March 21, 2013 and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marketvectorsetfs.com
Market Vectors Treasury-Hedged High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Interest on Securities Sold Short & Cost to Borrow	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,989

[1]	The "Interest on Securities Sold Short & Cost to Borrow" line item has been restated to reflect current fees. The Fund enters into short positions on futures contracts on U.S. Treasury notes, rather than engaging in short sale transactions directly in the notes, in order to gain exposure to the Short Portfolio (defined below) of the Treasury-Hedged High Yield Bond Index.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.